Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Schedule of Other Current Assets
	Years Ended June 30,
	2025	2024

Prepayments	1,233,122	2,315,632
Term deposit (1)	7,500,000	-
Other	41,815	40,668
Total	8,774,937	2,356,300

(1)	Term deposit of 150-day term and maturity date of October 17, 2025.